STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS	12 Months Ended
Dec. 31, 2025
Insurance [Abstract]
STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS	POLICYHOLDERS’ ACCOUNT BALANCES
Policyholders’ account balances relate to investment-type contracts and universal life-type policies as well as balances relating to funding agreements. Investment-type contracts principally include traditional individual fixed rate annuities and fixed index annuities in the accumulation phase and non-variable group annuity contracts.
The reconciliation of the balances described in the table below to the “Policyholders’ account balances” in the statements of financial position is as follows.

AS OF DEC. 31 US$ MILLIONS	2025	2024
Policyholders’ account balances:
Annuities	$89,371	$80,046
Life Insurance	2,193	2,107
Embedded derivative adjustments and other(1)	1,428	926
Total policyholders’ account balances	$92,992	$83,079
__________________________
(1)“Embedded derivative adjustments and other” line reconciles the account balances as presented in the rollforward within this note to the gross liability as presented in the statements of financial position and includes the fair value of the embedded derivatives.
The balances and changes in policyholders’ account balances follow.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2025 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$80,046	$2,107	$82,153
Issuances	18,684	42	18,726
Premiums received	109	432	541
Policy charges	(619)	(367)	(986)
Surrenders and withdrawals	(10,827)	(123)	(10,950)
Interest credited	3,097	102	3,199
Benefit payments	(1,126)	—	(1,126)
Other	7	—	7
Balance, end of year	$89,371	$2,193	$91,564

Weighted average crediting rate	4%	5%
Net amount at risk(1)	$13,419	$39,405
Cash surrender value	$80,202	$1,965

AS OF AND FOR THE YEAR ENDED DEC. 31, 2024 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$22,456	$1,975	$24,431
Acquisition from business combination(2)	61,296	—	61,296
Issuances	11,647	62	11,709
Derecognition(3)	(7,402)	—	(7,402)
Premiums received	113	423	536
Policy charges	(463)	(374)	(837)
Surrenders and withdrawals	(9,221)	(66)	(9,287)
Interest credited	2,484	87	2,571
Benefit payments	(671)	—	(671)
Other	(193)	—	(193)
Balance, end of year	$80,046	$2,107	$82,153

Weighted average crediting rate	4%	4%
Net amount at risk(1)	$12,475	$38,733
Cash surrender value	$73,832	$1,860
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(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
(2)The difference between the amount shown in this table and the policyholders’ account balance included in Note 16 represents $177 million of liabilities relating to supplemental contracts.
(3)See Note 16 for the details of an effective settlement of a reinsurance arrangement, resulting in the derecognition of certain policyholders’ account balances.

AS OF AND FOR THE YEAR ENDED DEC. 31, 2023 US$ MILLIONS	Annuities	Life Insurance	Total
Balance, beginning of year	$17,845	$1,899	$19,744
Issuances	4,559	84	4,643
Premiums received	2,021	399	2,420
Policy charges	(76)	(362)	(438)
Surrenders and withdrawals	(2,400)	(110)	(2,510)
Interest credited	472	65	537
Benefit payments	(35)	—	(35)
Other	70	—	70
Balance, end of year	$22,456	$1,975	$24,431

Weighted average crediting rate	2%	3%
Net amount at risk(1)	$1,285	$38,365
Cash surrender value	$21,780	$1,796
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(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The balance of account values by range of guaranteed minimum crediting rates and the related range of difference, in basis points, between rates being credited to policyholders and the respective guaranteed minimums follow.

AS OF DEC. 31, 2025 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,380	$2,553	$4,245	$5,572	$—	$15,750
	1% - 2%	1,876	278	862	1,193	—	4,209
	2% - 3%	1,918	470	256	14,748	—	17,392
	Greater than 3%	258	5	8	10	—	281
	Other(1)	—	—	—	—	51,739	51,739
	Total	$7,432	$3,306	$5,371	$21,523	$51,739	$89,371

Life Insurance	1% - 2%	$39	$2	$70	$847	$—	$958
	2% - 3%	418	—	219	—	—	637
	Greater than 3%	598	—	—	—	—	598
	Total	$1,055	$2	$289	$847	$—	$2,193
__________________________
(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.

AS OF DEC. 31, 2024 US$ MILLIONS	Range of Guaranteed Minimum Crediting Rate	At Guaranteed Minimum	1 - 50 Basis Points Above	51 - 150 Basis Points Above	> 150 Basis Points Above	Other(1)	Total
Annuities	0% - 1%	$3,963	$2,838	$3,768	$4,787	$—	$15,356
	1% - 2%	1,501	341	1,159	1,826	—	4,827
	2% - 3%	1,839	411	159	9,321	—	11,730
	Greater than 3%	282	7	2	9	—	300
	Other(1)	—	—	—	—	47,833	47,833
	Total	$7,585	$3,597	$5,088	$15,943	$47,833	$80,046

Life Insurance	1% - 2%	$32	$2	$60	$735	$—	$829
	2% - 3%	422	—	222	—	—	644
	Greater than 3%	634	—	—	—	—	634
	Total	$1,088	$2	$282	$735	$—	$2,107
__________________________
(1)Other includes products with either a fixed rate or no guaranteed minimum crediting rate or allocated to index strategies.
The Company performed its annual assumptions review during the third quarter of 2025 and 2024. In 2025, we updated assumptions relating to option budget, risk margins and policyholder lapse rates, which resulted in a $276 million net decrease to the value of net policyholders’ account balances. In 2024, our annual assumptions review resulted in a $60 million increase in the net policyholders’ account balances. In 2023, the Company performed its annual assumptions review in the fourth quarter, resulting in no material changes to the value of net policyholders’ account balances.
MARKET RISK BENEFITS
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follows.

AS OF AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
Balance, beginning of year	$2,799	$55	$114
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	2,549	39	112
Acquisition from business combination(1)	—	2,420	—
Derecognition(2)	—	(129)	—
Issuance	(8)	7	89
Interest accrual	150	103	6
Attributed fees collected	265	159	45
Benefits payments	—	—	—
Effect of changes in interest rates	12	(112)	(106)
Effect of changes in equity markets	161	30	70
Effect of changes in equity index volatility	(48)	(119)	(129)
Effect of changes in future expected policyholder behavior	57	2	(13)
Effect of changes in other future expected assumptions	211	83	(33)
Balance, end of year, before effect of changes in the instrument-specific credit risk	3,349	2,483	41
Effect of changes in the ending instrument-specific credit risk	13	316	14
Balance, end of year	3,362	2,799	55
Less: Reinsured MRB, end of year	(599)	(526)	—
Balance, end of year, net of reinsurance	$2,763	$2,273	$55

Net amount at risk(3)	$12,962	$12,051	$868
Weighted-average attained age of contract holders (years)	71	71	66
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(1)See Note 16 for the details of the measurement period adjustment to market risk benefits liability included within the 2024 amount, which was assumed upon the Company’s acquisition of AEL in May 2024.
(2)See Note 16 for the details of an effective settlement of a reinsurance arrangement, resulting in the derecognition of certain market risk benefit balances.
(3)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF DEC. 31 US$ MILLIONS	2025			2024
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$1,174	$(4,536)	$(3,362)	$856	$(3,655)	$(2,799)
The Company performed its annual assumptions review during the third quarter of 2025 and 2024. In 2025, we updated assumptions related to option budget, utilization and policyholder lapse rates, resulting in a $202 million net increase to market risk benefits liability, net of market risk benefits asset and reinsured MRB. In 2024, our annual assumptions review resulted in a $40 million decrease in the net market risk benefits liability. In 2023, the Company performed its annual assumptions review in the fourth quarter, resulting in no material changes to the net market risk benefits liability.
The following summarizes the valuation technique and significant unobservable inputs used for the fair value measurement of market risk benefits as of December 31, 2025:

Valuation Techniques	Significant Unobservable Inputs	Range
Discounted cash flows	Utilization	0% - 52%
	Option budget	1% - 4%
	Non-performance risk	0% - 2%
	Mortality rates	0% - 46%
	Lapse rates	0% - 43%
STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS
The Company’s insurance subsidiaries are subject to insurance laws and regulations in the jurisdictions in which they operate, including the U.S., the U.K., Bermuda, Canada and the Cayman Islands. Certain regulations include restrictions that limit the dividends or other distributions, such as loans or cash advances, available to stockholders without prior approval of the insurance regulatory authorities. The differences between financial statements prepared for insurance regulatory authorities and GAAP financial statements vary by jurisdiction.
U.S. Statutory Requirements
The Company’s U.S. insurance subsidiaries prepare financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of each subsidiary’s state of domicile, which include certain components of the National Association of Insurance Commissioners (“NAIC”) Statutory Accounting Principles (“SAP”). NAIC SAP is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting practices continue to be established by individual state laws and permitted practices. Modifications by the various state insurance departments may impact the statutory capital and surplus of these insurance subsidiaries.
Statutory accounting differs from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis. In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus.
The Company’s U.S. insurance subsidiaries are subject to certain Risk Based Capital (“RBC”) requirements as defined by the NAIC. RBC requirements require a certain amount of capital and surplus to be maintained based upon various risk factors of each insurance company. The Company’s insurance subsidiaries in the U.S. met the minimum regulatory requirements.
Bermuda Statutory Requirements
The Company’s Bermuda-domiciled insurance subsidiaries are licensed by the Bermuda Monetary Authority (“BMA”). These subsidiaries prepare statutory financial statements that are generally equivalent to GAAP financial statements, with the exception of prudential filters, which include adjustments to eliminate non-admitted assets non-admissible for solvency purposes, and permitted practices granted by the BMA.
The Company’s Bermuda-domiciled insurance subsidiaries are subject to the Insurance Act 1978, as amended (the “Bermuda Insurance Act”). Under the Bermuda Insurance Act, these subsidiaries are required to maintain minimum statutory capital and surplus equal to the greater of a minimum solvency margin and the enhanced capital requirement as determined by the BMA. These insurance subsidiaries in Bermuda met the minimum solvency and minimum liquidity regulatory requirements, which include the Enhanced Capital Requirement (“ECR”), calculated based on the Bermuda Solvency Capital Requirement (“BSCR”) model, which is a risk-based model that takes into account the risk characteristics of different aspects of the insurance company’s business.
Other Statutory Requirements
The Company’s Canadian insurance subsidiary, BAC Canada, prepares statutory financial statements under IFRS Accounting Standards, which also comply with specifications provided by the Office of the Superintendent of Financial Institutions (“OSFI”). BAC Canada is subject to the Life Insurance Capital Adequacy Test (“LICAT”), as determined by OSFI, which requires a life insurance company to maintain a certain amount of capital and surplus to meet the minimum LICAT ratio. BAC met the minimum regulatory requirements.
The Company’s Cayman domiciled insurance subsidiary, NER SPC, is licensed by the Cayman Islands Monetary Authority. As of December 31, 2025, no insurance liabilities were ceded to NER SPC and, therefore, regulatory minimum regulatory requirements did not apply.
Statutory Financial Information
The following tables provide the statutory capital and surplus of the Company’s insurance entities.

AS OF DEC. 31 US$ MILLIONS	2025	2024
ANGI:
American Equity Investment Life Insurance Company	$2,761	$3,214
American National Insurance Company	2,418	2,264
Freestone Re Ltd.	2,634	1,345
Other remaining ANGI insurance entities	482	2,045
Other Life and Annuity:
NER Ltd.	106	135
BAC Canada	525	460
Other remaining life and annuity insurance entities of Brookfield Wealth Solutions	87	85
Clearbrook:
Argo Re Ltd.(1)	256	1,514
Argonaut Insurance Company(1)	1,445	N/A
Colony Insurance Company(1)	1,119	N/A
American National Property & Casualty Company(2)	766	N/A
Other P&C insurance entities	166	N/A
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(1)Statutory capital and surplus of Argo Re Ltd. (“Argo Re”) as of December 31, 2024 is presented on a consolidated basis, inclusive of those of Argonaut Insurance Company (“AIC”) and Colony Insurance Company (“CIC”). Given the restructuring of our P&C entities in 2025, the statutory capital and surplus of AIC and CIC as of December 31, 2025 are presented separately from that of Argo Re.
(2)American National’s P&C insurance entities, including American National Property & Casualty Company (“ANPAC”), are managed together under Clearbrook as of December 31, 2025.
The following table presents the statutory net income (loss) of the Company’s primary insurance entities.

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2025	2024	2023
American Equity Investment Life Insurance Company(1)	$12	$(747)	N/A
American National Insurance Company	71	(243)	(362)
Freestone Re Ltd.	1,069	625	150
BAC Canada	51	48	15
NER Ltd.	(26)	48	(2)
Argo Re(2)	56	(117)	(177)
AIC	91	N/A	N/A
CIC	60	N/A	N/A
ANPAC	24	N/A	N/A
__________________________
(1)Statutory net income (loss) for the year ended December 31, 2023 is not provided as the Company acquired AEL on May 2, 2024. Statutory net income (loss) for the year ended December 31, 2024 presented above represents amounts to be reported to its regulator and are inclusive of income and expenses prior to our acquisition of AEL.
(2)Amounts for the years ended December 31, 2024 and 2023 are presented on a consolidated basis, inclusive of those of AIC and CIC. The amount for the year ended December 31, 2023 presented above represents an amount reported to their regulators and is inclusive of income and expenses prior to our acquisition of Clearbrook. Given the restructuring of our P&C entities in 2025, statutory net income (loss) of AIC and CIC for the year ended December 31, 2025 are presented separately from that of Argo Re.
Note that for certain of these insurance entities, the statutory financial statements and returns as of and for the year ended December 31, 2025 are due to be submitted to the relevant regulatory authorities after the date of these financial statements. Accordingly, the figures in tables above as of and for the year ended December 31, 2025 do not represent final figures.
Prescribed and Permitted Statutory Accounting Practices
Certain of our insurance subsidiaries use prescribed and permitted statutory accounting practices that differ from the statutory accounting practices found in NAIC SAP. These prescribed and permitted practices are described as follows:
•American Equity Investment Life Insurance Company (“AEILIC”) is domiciled in the State of Iowa and is regulated by the Iowa Insurance Division (“IID”). AEILIC uses certain statutory accounting principals prescribed by the IID. AEILIC uses a prescribed practice which allows for call option derivative instruments hedging the interest credited on fixed indexed annuities to be recorded at amortized cost and the related fixed index annuity reserve to be valued using an assumption that the market value of the call options associated with the current index crediting term is zero. The use of this permitted practice resulted in lower statutory capital and surplus of $140 million as of December 31, 2025. AEILIC also uses a permitted practice which defines the mortality table allowed for determining the minimum standard of valuation of reserve liabilities for annuities. The use of this prescribed practice resulted in higher statutory capital and surplus of $48 million as of December 31, 2025. The statutory capital and surplus of AEILIC would have remained above the authorized control level RBC had it not used the permitted practices.
•AEILIC cedes certain lifetime income benefit rider payments in excess of PAB to three captive insurers in Vermont, AEL Re Vermont, AEL Re Vermont II and AEL Re Vermont III. The Vermont subsidiaries have been granted permitted practices from the Vermont Department to recognize, as an admitted asset, an excess of loss reinsurance agreement with a third-party which reinsures the lifetime income benefit rider payments in excess of policyholder fund values upon exhaustion of a funds withheld account balance. The permitted practices increased the statutory capital of these Vermont subsidiaries by $6.5 billion at December 31, 2025. Without such permitted practices, the RBC at the Vermont subsidiaries would fall below the minimum regulatory requirements.
•Effective September 30, 2025, American National Insurance Company (“ANICO”) entered into an excess of loss reinsurance agreement (“ANICO XOL treaty”) with a third-party reinsurance group to reinsure aggregate claims incurred during the agreement term associated with a closed block of life insurance policies exceeding an attachment point as defined in the agreement. ANICO is permitted, by the Texas Department of Insurance, to carry the ANICO XOL treaty as an admitted asset which increased the statutory capital and surplus of ANICO by $370 million at December 31, 2025. The statutory capital and surplus of ANICO would have remained above the authorized control level RBC had it not used the permitted practice.
•ANPAC has been granted a permitted practice from the Nebraska Division of Insurance to record as the valuation of its investment in a wholly-owned subsidiary that is the attorney-in-fact for a Texas domiciled insurer, the statutory capital and surplus of the Texas domiciled insurer. This permitted practice increased the statutory capital and surplus of ANPAC by $56 million at December 31, 2025. The statutory capital and surplus of ANPAC would have remained above the authorized control level RBC had it not used the permitted practice.
Statutory Dividend Restrictions
The ability of the Company’s insurance subsidiaries to pay dividends, or other distributions, to their parent companies (and ultimately the Company) is subject to certain restrictions imposed by the jurisdictions of domicile that regulate these insurance subsidiaries, and each jurisdiction typically has calculations for the amount of dividends that an insurance company can pay without the prior approval of the insurance regulatory authorities.
The following provides a summary of statutory restrictions on the payment of dividends for the Company’s insurance subsidiaries in various jurisdictions:
•U.S. insurance entities – Various state insurance laws restrict the amount that may be transferred to the parent company by its insurance subsidiaries in the form of dividends without prior approval of the insurance regulatory authorities. These restrictions are based, in part, on the prior year’s statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior regulatory approval. Dividends in larger amounts, or extraordinary dividends, are subject to the approval by the insurance commissioner of the applicable state of domicile.
The following are dividend restrictions applicable to ANGI’s primary U.S. insurance subsidiaries:
◦AEILIC is permitted without prior approval of the Iowa Insurance Division to pay total dividends of up to $276 million during 2026.
◦ANICO is permitted without prior approval of the Texas Department of Insurance to pay total dividends of up to $242 million during 2026.
The following are dividend restrictions applicable to Clearbrook’s primary U.S. insurance subsidiaries:
◦AIC is permitted without prior approval of the Nebraska Division of Insurance to pay total dividends of up to $145 million during 2026.
◦CIC is permitted without prior approval of the Nebraska Division of Insurance to pay total dividends of up to $112 million during 2026.
◦ANPAC is permitted without prior approval of the Nebraska Division of Insurance to pay total dividends of up to $77 million during 2026.
•Bermuda insurance entities – Under the Bermuda Insurance Act, Bermuda insurance entities such as Freestone Re Ltd. and NER Ltd. are generally prohibited from declaring or paying, in any financial year, dividends of more than 25% of its prior year’s total statutory capital and surplus unless it files with the BMA an affidavit signed by at least two directors and the principal representative in Bermuda stating that it will continue to meet its relevant margins. The maximum amount available for payment of dividends without prior regulatory approval during 2026 is $659 million for Freestone Re Ltd. and $27 million for NER Ltd.
•Other insurance entities – As a Canadian insurance subsidiary, BAC Canada may declare dividends subject to it continuing to meet its capital requirements and maintaining adequate and appropriate forms of liquidity in addition to complying with related regulations under the Insurance Companies Act (Canada) and requirements of OSFI.